Summary of Accounting Principles Summary of Accounting Principles (Marketable Securities) (Details) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unrealized gains on available for sale securities	$ 353
ASU 2016-13 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	In June 2016, the FASB issued Accounting Standards Update (ASU) 2016-13, Financial Instruments - Credit Losses (Topic 328): Measurement of Credit Losses on Financial Instruments. This ASU requires that certain financial assets, including those measured at amortized cost basis, be presented at the net amount expected to be collected, utilizing an impairment model known as the current expected credit loss model. In addition, available-for-sale debt securities will no longer use the concept of "other than temporary" when considering credit losses. Under this ASU, entities must use an allowance approach for credit losses on available-for-sale debt securities, and the allowance must be limited to the amount at which a security's fair value is below the amortized cost of the asset. The provisions of this ASU are effective for years beginning after December 15, 2019, with early adoption permitted. We are currently evaluating the impact of this ASU.
ASU 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description	In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. This ASU modifies how entities measure equity investments and present changes in the fair value of financial liabilities. Upon adoption, investments that do not result in consolidation and are not accounted for under the equity method generally must be carried at fair value, with changes in fair value recognized in net income. As discussed in Note 10, we have approximately $353 million of unrealized gains on these securities recorded in Accumulated other comprehensive loss in our Consolidated Balance Sheet as of December 31, 2016. To the extent currently unrealized gains or losses on these investments are not realized through sale or other actions prior to the date of adoption, these amounts would be recorded directly to retained earnings upon adoption. The provisions of this ASU are effective for years beginning after December 15, 2017.